AIG Consumer Insurance

1999 Avenue of the Stars,

27th Floor

Los Angeles, CA 90067

www.aig.com

Helena Lee

Assistant GENERAL

COUNSEL

Legal

T + 1 310 772 6259

F +1 310 772 6569

hlee@sunamerica.com

February 12, 2016

VIA EDGAR & OVERNIGHT MAIL

Ms. Katie Sabo

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:

VALIC Separate Account A (“Registrant”)

The Variable Annuity Life Insurance Company (“Depositor”)

Polaris Platinum Elite Variable Annuity

Post-Effective Amendment No. 2 and Amendment No. 220 on Form N-4

File Numbers: 333-201800 and 811-03240

Dear Ms. Sabo:

 On behalf of the Registrant, we are submitting for filing, pursuant to the Securities Act of 1933, as amended, (“1933 Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), Post-Effective Amendment No. 2 and Amendment No. 220 under the 1933 Act and the 1940 Act (the “Amendments”), respectively, to the Registration Statement on Form N-4.

 The purpose of filing this 485(a) filing is to add a new optional Guaranteed Living Benefit (“GLB”) feature for prospectively issued contracts. A name of the new GLB has yet to be determined and therefore it is referred to as Polaris Income Plus [New Feature]. The fee for the new GLB will be the same as the Polaris Income Plus and Polaris Income Builder living benefits. Unlike the Polaris Income Plus and Polaris Income Builder living benefits, the new GLB will offer step-ups based on quarterly values, rather than anniversary values, and will not offer income credits. As previously discussed with Joyce Pickholz, we may revise the GLB’s quarterly step-ups to monthly or daily step-ups before filing a 485(b) to effectuate the Registration Statement on May 2, 2016, upon completion of our pricing analysis.

 We have removed all financial statements and references to Independent Auditors from this filing and therefore, make this filing without including an Auditor’s consent. Registrant commits to file a post-effective amendment that will incorporate any Staff comments as well as include the appropriate financial statements and Auditor’s consent.

 Under separate cover, we will submit a request for relief pursuant to Rule 485(b)(1)(vii) letter (the “(b)(1)(vii) Letter”) requesting that the modifications in the Amendments be used as a template for other existing registration statements (“Other Filings”). The (b)(1)(vii) Letter will commit to incorporate the modifications in the Amendments, and any applicable Staff comments thereto, into the Other Filings by means of 485(b) filings.

 The Amendments will automatically become effective on April 12, 2016. We kindly request that the Staff provide comments no later than March 11, 2016. We would then have sufficient time to work with the Staff to address any comments, file a 485(b) amendment reflecting those comments and obtain relief pursuant to Rule 485(b)(1)(vii). We would appreciate the Staff’s efforts to accommodate this schedule.

 Should you have any questions or need any additional information concerning the Registration Statement, please do not hesitate to contact me at (310) 772-6259.

Very truly yours,

/s/ Helena Lee

Helena Lee